UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21238

PIMCO Corporate Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2007

Date of reporting period:	February 28, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Opportunity Fund Schedule of Investments

February 28, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—81.1%
Airlines—2.8%
$7,000	American Airlines, Inc., pass thru certificates,
	7.858%, 10/1/11, Ser. 01-2	Baa2/A-	$7,634,375
	Continental Airlines, Inc., pass thru certificates,
1,559	6.545%, 8/2/20, Ser. 99-1A	Baa3/A-	1,610,160
3,445	6.703%, 6/15/21, Ser. 01-1	Baa3/BBB+	3,583,191
1,695	7.056%, 9/15/09, Ser. 99-2	Baa3/A-	1,742,672
2,210	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	2,244,796
9,082	7.707%, 10/2/22, Ser. 00-2	Baa3/BBB	9,973,532
1,903	9.798%, 4/1/21	Ba2/BB+	2,126,834
15,500	Northwest Airlines, Inc., pass thru certificates,
	6.841%, 4/1/11, Ser. 1A-2 (f)	NR/BB	15,587,188
			44,502,748

Apparel & Textiles—0.1%
1,000	Quiksilver, Inc., 6.875%, 4/15/15	Ba3/BB-	980,000

Automotive—0.5%
4,000	Auburn Hills Trust, 12.375%, 5/1/20	Baa1/BBB	6,011,844
2,500	Ford Motor Co., 9.98%, 2/15/47	Caa1/CCC+	2,331,250
			8,343,094

Banking—5.4%
625	Bank of America, 9.375%, 9/15/09	Aa2/AA-	688,361
	HSBC Capital Funding L.P., VRN,
8,000	4.61%, 6/27/13 (d)	A1/A	7,664,592
2,000	10.176%, 6/30/30	A1/A	3,007,794
8,550	HSBC Holdings PLC, 6.50%, 5/2/36	Aa3/A+	9,405,530
4,600	Rabobank Capital Funding Trust, 5.254%, 10/21/16, UNIT, VRN (d)	Aa2/AA	4,530,632
15,000	Republic New York Corp., 9.70%, 2/1/09	A1/A+	16,231,515
9,706	Riggs Capital Trust, 8.875%, 3/15/27, Ser. C	A2/BBB+	10,161,406
2,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31, VRN	A1/A	2,430,796
8,000	Sumitomo Mitsui Banking Corp., 8.15%, 8/1/08	A2/BBB+	8,287,752
10,800	USB Capital IX, 6.189%, 4/15/11, VRN	A1/A+	11,138,720
7,500	Wachovia Capital Trust III, 5.80%, 3/15/11, VRN	A2/A	7,631,820
4,100	Wells Fargo Capital X, 5.95%, 12/15/36	Aa2/AA-	4,130,475
			85,309,393

Building/Construction—0.3%
5,000	Pulte Homes, Inc., 7.875%, 8/1/11	Baa3/BBB	5,483,115

Computer Services—0.5%
	Electronic Data Systems Corp.,
4,000	6.50%, 8/1/13, Ser. B	Ba1/BBB-	4,091,588
3,500	7.125%, 10/15/09	Ba1/BBB-	3,655,130
			7,746,718

Consumer Products—0.3%
4,000	Reynolds American, Inc., 7.75%, 6/1/18	Ba2/BB	4,425,540

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Containers—0.5%
	Smurfit-Stone Container,
$4,000	8.375%, 7/1/12	B2/CCC+	$4,100,000
3,437	9.75%, 2/1/11	B2/CCC+	3,570,184
			7,670,184

Diversified Manufacturing—0.9%
5,000	Hutchison Whampoa International Ltd., 7.45%, 11/24/33 (d)	A3/A-	5,950,350
£3,340	Tyco International Group S.A., 6.50%, 11/21/31	Baa3/BBB+	7,701,514
			13,651,864

Electronics—0.2%
$1,000	Arrow Electronics, Inc., 6.875%, 6/1/18	Baa3/BBB-	1,056,000
2,000	Celestica, Inc., 7.875%, 7/1/11	B2/B-	1,975,000
			3,031,000

Energy—2.8%
800	Entergy Gulf States, Inc., 5.25%, 8/1/15	Baa3/BBB+	771,718
	Kinder Morgan Energy Partners L.P.,
6,000	6.00%, 2/1/17	Baa1/BBB	6,150,378
1,500	6.50%, 2/1/37	Baa1/BBB	1,549,319
5,000	7.50%, 11/1/10	Baa1/BBB	5,374,705
4,200	Nevada Power Co., 5.875%, 1/15/15, Ser. L	Ba1/BB+	4,287,432
1,300	Peabody Energy Corp., 7.375%, 11/1/16	Ba1/BB	1,365,000
2,293	Salton SEA Funding, Inc., 8.30%, 5/30/11, Ser. E	Baa3/BBB-	2,467,319
12,000	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	13,072,644
	TECO Energy, Inc.,
1,690	6.75%, 5/1/15	Ba2/BB	1,782,950
5,500	7.00%, 5/1/12	Ba2/BB	5,802,500
1,850	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Ba1/B+	2,088,694
			44,712,659

Financial Services—8.3%
5,000	AES Red Oak LLC, 9.20%, 11/30/29, Ser. B	B1/B+	5,737,500
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	2,164,486
13,500	BNP Paribas, 5.186%, 6/29/15, VRN (d)	A1/A+	13,151,416
2,500	Canadian Oil Sands Ltd., 4.80%, 8/10/09 (d)	Baa2/BBB	2,467,558
5,644	Cedar Brakes II LLC, 9.875%, 9/1/13 (b)(d)	Baa2/BBB-	6,275,393
4,000	CIT Group, Inc., 6.875%, 11/1/09	A2/A	4,175,312
12,700	Ford Motor Credit Co., 8.00%, 12/15/16	B1/B	12,558,014
	General Electric Capital Corp.,
1,100	8.50%, 7/24/08	Aaa/AAA	1,146,071
4,990	9.83%, 12/15/08 (g)	NR/NR	5,400,440
10,000	Goldman Sachs Group, Inc., 7.35%, 10/1/09	Aa3/AA-	10,565,200
6,500	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (d)	A1/A	6,698,075
4,000	Idearc, Inc., 8.00%, 11/15/16 (d)	B2/B+	4,130,000
4,200	MBNA Capital, 6.171%, 2/1/27, Ser. B, FRN	Aa2/A+	4,195,090
9,800	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	Baa1/BBB+	10,348,104
1,510	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, VRN (d)	Baa1/BBB+	1,575,940
	Pemex Project Funding Master Trust,
8,500	5.75%, 12/15/15	Baa1/BBB	8,468,125
7,500	8.625%, 2/1/22	Baa1/BBB	9,378,750

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Financial Services (continued)
$13,500	RBS Capital Trust I, 5.512%, 9/30/14, VRN	A1/A	$13,495,302
2,030	SB Treasury Co. LLC, 9.40%, 6/30/08, VRN (b)	Baa1/BBB+	2,133,402
1,000	UBS Preferred Funding Trust V, 6.243%, 5/15/16, Ser. 1, VRN	A1/AA-	1,051,022
3,000	Universal City Development Partners Ltd., 11.75%, 4/1/10	B2/B-	3,202,500
1,000	Vita Capital III Ltd., 6.46%, 1/1/11, FRN (b)(d)(g)	A1/A	1,001,350
			129,319,050

Food & Beverage—1.1%
5,000	Delhaize America, Inc., 8.125%, 4/15/11	Ba1/BB+	5,489,155
5,000	Kroger Co., 8.05%, 2/1/10	Baa2/BBB-	5,373,805
750	Pilgrim’s Pride Corp., 7.625%, 5/1/15	B1/B	745,312
5,000	Tyson Foods, Inc., 6.85%, 4/1/16	Ba1/BBB-	5,212,500
			16,820,772

Healthcare & Hospitals—1.3%
	HCA, Inc.,
4,100	7.50%, 12/15/23	Caa1/B-	3,595,532
1,000	8.36%, 4/15/24	Caa1/B-	950,243
2,000	9.00%, 12/15/14	Caa1/B-	2,059,684
1,500	9.25%, 11/15/16 (d)	B2/BB-	1,610,625
	Tenet Healthcare Corp.,
3,000	7.375%, 2/1/13	Caa1/CCC+	2,820,000
9,400	9.25%, 2/1/15	Caa1/CCC+	9,435,250
			20,471,334

Hotels/Gaming—3.8%
	Caesars Entertainment, Inc.,
2,000	7.00%, 4/15/13	Baa3/BB	2,122,638
5,000	7.50%, 9/1/09	Baa3/BB	5,227,980
2,000	8.875%, 9/15/08	Ba1/B+	2,097,500
1,938	Choctaw Resort Development Enterprise, Inc., 7.25%, 11/15/19 (d)	Ba2/BB-	1,971,915
2,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	2,080,000
	Harrah’s Operating Co., Inc.,
4,000	5.50%, 7/1/10	Baa3/BB	3,952,984
3,730	8.00%, 2/1/11	Baa3/BB	3,845,134
3,000	Hilton Hotels Corp., 7.625%, 5/15/08	Ba1/BB	3,071,250
4,950	ITT Corp., 7.375%, 11/15/15	Baa3/BBB-	5,217,775
1,200	Mandalay Resort Group, 9.375%, 2/15/10	B1/B+	1,287,000
3,750	MGM Mirage, Inc., 8.375%, 2/1/11	B1/B+	3,956,250
8,560	Times Square Hotel Trust, 8.528%, 8/1/26 (b)(d)	Baa3/BBB-	9,972,269
14,950	Wynn Las Vegas LLC, 6.625%, 12/1/14	B1/BB-	14,875,250
			59,677,945

Manufacturing—0.3%
	Bombardier, Inc. (d),
1,000	6.75%, 5/1/12	Ba2/BB	1,000,000
3,000	8.00%, 11/15/14	Ba2/BB	3,150,000
			4,150,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Metals & Mining—0.9%
$9,537	Phelps Dodge Corp., 9.50%, 6/1/31	B1/BB-	$12,278,249
1,900	Vale Overseas Ltd., 6.875%, 11/21/36	Baa3/BBB	2,007,836
			14,286,085

Multi-Media—8.9%
2,000	Charter Communications Operating LLC, 8.375%, 4/30/14 (d)	B3/B-	2,105,000
12,300	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	14,224,790
2,400	COX Communications, Inc., 6.45%, 12/1/36 (d)	Baa3/BBB-	2,509,265
	CSC Holdings, Inc.,
15,640	7.625%, 7/15/18	B2/B+	15,913,700
10,535	7.875%, 2/15/18, Ser. B	B2/B+	10,943,231
4,500	8.125%, 8/15/09, Ser. B	B2/B+	4,680,000
2,000	DirecTV Holdings LLC, 6.375%, 6/15/15	Ba3/BB-	1,932,500
15,000	Rogers Cable, Inc., 8.75%, 5/1/32	Baa3/BB+	18,917,595
	Shaw Communications, Inc.,
5,000	7.20%, 12/15/11	Ba1/BB+	5,262,500
8,000	8.25%, 4/11/10	Ba1/BB+	8,580,000
18,000	Time Warner Entertainment Co. L.P., 8.375%, 7/15/33	Baa2/BBB+	22,809,330
11,000	Time Warner, Inc., 7.70%, 5/1/32	Baa2/BBB+	12,951,422
12,495	Univision Communications, Inc., 7.85%, 7/15/11	Ba3/B	13,150,988
5,000	Viacom, Inc., 6.25%, 4/30/16	Baa3/BBB	5,115,895
			139,096,216

Office Equipment—0.3%
5,000	Xerox Capital Trust I, 8.00%, 2/1/27	Ba1/B+	5,131,250

Oil & Gas—9.3%
	Anadarko Petroleum Corp.,
4,700	5.95%, 9/15/16	Baa3/BBB-	4,773,292
4,700	6.45%, 9/15/36	Baa3/BBB-	4,803,424
	CenterPoint Energy Res. Corp.,
23,000	7.75%, 2/15/11	Baa3/BBB	24,973,423
5,000	7.875%, 4/1/13, Ser. B	Baa3/BBB	5,612,000
	Chesapeake Energy Corp.,
300	7.50%, 6/15/14	Ba2/BB	315,750
3,000	7.75%, 1/15/15	Ba2/BB	3,142,500
	El Paso Corp.,
23,200	7.42%, 2/15/37	B2/B	24,302,000
5,000	7.625%, 9/1/08	B2/B	5,185,320
2,800	Energy Transfer Partners L.P., 6.625%, 10/15/36	Baa3/NR	2,966,169
	Gaz Capital S.A.,
1,300	6.212%, 11/22/16 (d)	A3/BBB	1,302,600
13,000	8.625%, 4/28/34	A3/BBB	16,640,000
	Gazprom AG,
1,800	9.625%, 3/1/13 (d)	A3/BBB	2,137,500
8,700	9.625%, 3/1/13	A3/BBB	10,331,250
1,030	Hanover Compressor Co., 9.00%, 6/1/14	B2/B	1,122,700
2,400	Plains All American Pipeline L.P., 6.65%, 1/15/37 (d)	Baa3/BBB-	2,529,859
1,500	Range Resources Corp., 7.50%, 5/15/16	B1/B	1,548,750
2,280	Ras Laffan Liquefied Natural Gas Co., Ltd., 3.437%, 9/15/09 (b)	Aa3/A	2,238,148
2,500	Reliant Energy, Inc., 6.75%, 12/15/14	B2/B	2,606,250

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Oil & Gas (continued)
$10,000	Southern Natural Gas Co., 8.875%, 3/15/10	Ba1/B+	$10,493,800
17,400	Williams Cos., Inc., 7.875%, 9/1/21	Ba2/BB-	19,140,000
			146,164,735

Paper/Paper Products—3.3%
	Abitibi-Consolidated, Inc.,
12,200	7.50%, 4/1/28	B2/B+	10,492,000
5,000	8.375%, 4/1/15 (h)	B2/B+	4,887,500
2,000	Bowater Canada Finance, 7.95%, 11/15/11	B2/B+	2,020,000
3,000	Bowater, Inc., 9.50%, 10/15/12	B2/B+	3,172,500
	Georgia-Pacific Corp.,
2,300	7.00%, 1/15/15 (d)	Ba3/B	2,311,500
6,500	7.25%, 6/1/28	B2/B	6,256,250
2,500	7.375%, 12/1/25	B2/B	2,431,250
4,250	7.75%, 11/15/29	B2/B	4,271,250
14,119	8.00%, 1/15/24	B2/B	14,471,975
2,000	Smurfit Capital Funding PLC, 7.50%, 11/20/25	B1/B+	2,040,000
			52,354,225

Retail—1.9%
16,000	Albertson’s LLC, 8.00%, 5/1/31	B1/B	16,888,416
13,000	JC Penney Co., Inc., 8.125%, 4/1/27	Baa3/BBB-	13,377,741
			30,266,157

Telecommunications—17.0%
35,000	AT&T Corp., 8.00%, 11/15/31, VRN	A2/A	44,565,080
10,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	12,013,140
5,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	5,156,250
	Citizens Communications Co.,
7,500	9.00%, 8/15/31	Ba2/BB+	8,343,750
4,000	9.25%, 5/15/11	Ba2/BB+	4,470,000
8,000	Deutsche Telekom International Finance BV, 8.25%, 6/15/30	A3/A-	10,138,760
	Embarq Corp.,
5,000	6.738%, 6/1/13	Baa3/BBB-	5,197,240
10,000	7.082%, 6/1/16	Baa3/BBB-	10,358,100
10,000	7.995%, 6/1/36	Baa3/BBB-	10,648,530
11,000	France Telecom S.A., 8.50%, 3/1/31	A3/A-	14,793,075
2,000	Intelsat Subsidiary Holding Co., Ltd., 8.625%, 1/15/15	B2/B+	2,160,000
	Nextel Communications, Inc.,
5,000	6.875%, 10/31/13, Ser. E	Baa3/BBB	5,128,590
10,000	7.375%, 8/1/15, Ser. D	Baa3/BBB	10,357,870
21,650	PanAmSat Corp., 6.875%, 1/15/28	Ba2/BB	20,026,250
	Qwest Capital Funding, Inc.,
5,000	7.00%, 8/3/09	B1/B+	5,100,000
14,000	7.90%, 8/15/10	B1/B+	14,700,000
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	2,082,500
	Qwest Corp.,
3,000	7.25%, 9/15/25	Ba1/BB+	3,116,250
4,400	8.61%, 6/15/13, FRN	Ba1/BB+	4,823,500
6,150	8.875%, 3/15/12	Ba1/BB+	6,826,500
12,340	Rogers Wireless, Inc., 9.75%, 6/1/16	Baa3/BB+	15,671,800

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Telecommunications (continued)
	Sprint Capital Corp.,
$25,000	6.90%, 5/1/19	Baa3/BBB	$26,307,850
2,900	8.375%, 3/15/12	Baa3/BBB	3,255,218
1,350	Sprint Nextel Corp., 9.25%, 4/15/22	Baa3/BBB	1,656,551
15,000	Verizon Global Funding Corp., 7.25%, 12/1/10	A3/A	16,073,580
3,500	Verizon New York, Inc., 7.375%, 4/1/32, Ser. B	Baa3/A	3,768,692
			266,739,076

Utilities—8.9%
2,000	CMS Energy Corp., 8.90%, 7/15/08	Ba3/B+	2,085,000
	East Coast Power LLC, Ser. B,
2,858	6.737%, 3/31/08	Baa3/BBB-	2,874,971
5,643	7.066%, 3/31/12	Baa3/BBB-	5,770,958
4,500	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	4,938,750
22,000	IPALCO Enterprises, Inc., 8.375%, 11/14/08	Ba1/BB-	22,825,000
	Midwest Generation LLC, pass thru certificates,
25,334	8.30%, 7/2/09, Ser. A	Ba2/BB-	26,141,754
14,480	8.56%, 1/2/16, Ser. B	Ba2/BB-	15,846,124
5,000	8.75%, 5/1/34	Ba2/B+	5,412,500
1,000	Ohio Edison Co., 5.647%, 6/15/09 (d)	Baa2/BBB-	1,005,993
	PSE&G Energy Holdings LLC,
42,500	8.50%, 6/15/11	Ba3/BB-	46,112,500
2,000	10.00%, 10/1/09	Ba3/BB-	2,192,500
5,307	South Point Energy Center LLC, 8.40%, 5/30/12 (b)(d)	NR/D	5,124,648
			140,330,698

Waste Disposal—1.5%
	Allied Waste North America, Inc.,
2,000	6.875%, 6/1/17 (e)	B1/BB-	1,995,000
6,000	7.25%, 3/15/15	B1/BB-	6,150,000
11,250	7.875%, 4/15/13	B1/BB-	11,784,375
3,000	8.50%, 12/1/08, Ser. B	B1/BB-	3,165,000
			23,094,375
	Total Corporate Bonds & Notes (cost—$1,179,361,851)		1,273,758,233

U.S. GOVERNMENT AGENCY SECURITIES—3.5%
	Fannie Mae,
1,102	6.828%, 11/1/35, FRN, MBS	Aaa/AAA	1,141,254
468	7.00%, 7/25/26, CMO	Aaa/AAA	481,838
941	7.00%, 2/18/27, CMO	Aaa/AAA	964,033
146	7.00%, 2/1/30, MBS	Aaa/AAA	150,104
167	7.00%, 3/1/31, MBS	Aaa/AAA	171,264
30	7.00%, 10/1/31, MBS	Aaa/AAA	30,503
131	7.00%, 11/1/31, MBS	Aaa/AAA	134,070
143	7.00%, 1/1/32, MBS	Aaa/AAA	148,396
1,645	7.00%, 6/1/32, MBS	Aaa/AAA	1,690,418
354	7.00%, 9/1/32, MBS	Aaa/AAA	362,917
59	7.00%, 11/1/32, MBS	Aaa/AAA	60,548
311	7.00%, 1/1/33, MBS	Aaa/AAA	321,665

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
$188	7.00%, 2/1/33, MBS	Aaa/AAA	$194,183
424	7.00%, 4/1/33, MBS	Aaa/AAA	435,782
887	7.00%, 6/1/33, MBS	Aaa/AAA	909,961
466	7.00%, 9/1/33, MBS	Aaa/AAA	479,214
254	7.00%, 1/1/34, MBS	Aaa/AAA	263,360
305	7.00%, 2/1/34, MBS	Aaa/AAA	313,062
6,679	7.00%, 6/1/35, MBS	Aaa/AAA	6,875,658
1,409	7.00%, 7/1/35, MBS	Aaa/AAA	1,450,881
5,173	7.00%, 2/1/36, MBS	Aaa/AAA	5,330,271
151	7.00%, 9/25/41, CMO	Aaa/AAA	155,226
2,399	7.00%, 12/25/41, CMO	Aaa/AAA	2,472,832
68	7.50%, 12/25/19, CMO	Aaa/AAA	71,622
630	7.50%, 5/1/22, MBS	Aaa/AAA	657,307
28	7.50%, 6/25/30, CMO	Aaa/AAA	29,358
635	7.50%, 12/1/33, MBS	Aaa/AAA	659,743
131	7.50%, 11/25/40, CMO	Aaa/AAA	134,540
226	7.50%, 5/25/42, CMO	Aaa/AAA	235,980
64	7.50%, 7/25/42, CMO	Aaa/AAA	66,269
12,238	7.50%, 12/25/45, CMO	Aaa/AAA	12,923,499
41	8.00%, 9/25/23, CMO	Aaa/AAA	41,209
45	8.00%, 7/18/27, CMO	Aaa/AAA	47,444
12,323		Aaa/AAA	13,160,630
364	9.99%, 9/25/17, CMO	Aaa/AAA	400,496
	Freddie Mac,
123	7.00%, 5/15/23, CMO	Aaa/AAA	126,649
1,832	7.00%, 1/15/24, CMO	Aaa/AAA	1,897,238
163	7.50%, 11/1/19, MBS	Aaa/AAA	167,929
53	8.00%, 9/15/26, CMO	Aaa/AAA	56,076
14	9.50%, 5/15/21, CMO	Aaa/AAA	14,769
165	Small Business Administration Participation Certificates,
	7.50%, 4/1/17, Ser. 97-D	NR/NR	172,468
	Total U.S. Government Agency Securities (cost—$55,038,441)		55,400,666

SOVEREIGN DEBT OBLIGATIONS—1.6%
Brazil—1.1%
	Federal Republic of Brazil,
14,249	8.00%, 1/15/18	Ba2/BB	15,987,378
1,250	10.125%, 5/15/27	Ba2/BB	1,796,875
			17,784,253

Panama—0.4%
6,000	Republic of Panama, 9.375%, 7/23/12	Ba1/BB	7,014,000

Ukraine—0.1%
1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/BB-	1,083,900
	Total Sovereign Debt Obligations (cost—$19,438,892)		25,882,153

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
MUNICIPAL BONDS (d)—1.6%
New Jersey—1.6%
	Tobacco Settlement Financing Corp. Rev., VRN,
$7,571	7.417%, 6/1/32	NR/AA	$8,667,887
5,000	8.167%, 6/1/24	NR/AA	5,747,000
8,334	8.667%, 6/1/32	NR/AA	10,671,020
	Total Municipal Bonds (cost—$19,470,737)		25,085,907

SENIOR LOANS (a)(b)(c)—1.5%
Entertainment—0.1%
993	MGM Studios, 8.614%, 4/8/12, Term B		1,002,425

Healthcare & Hospitals—0.7%
10,000	HCA, Inc., 8.086%, 11/14/13, Term B		10,130,830

Insurance—0.0%
500	Shackleton B Event Linked Loan, 13.371%, 8/1/08 (b)		507,500

Multi-Media—0.6%
10,000	Charter Communications Holdings LLC, 8.005%, 4/25/13, Term B		10,083,130

Utilities—0.1%
	AES Corp., Term B,
714	6.75%, 4/30/08		716,518
714	7.50%, 8/10/11		716,518
			1,433,036
	Total Senior Loans (cost—$22,925,072)		23,156,921

MORTGAGE-BACKED SECURITIES—0.8%
	GSMPS Mortgage Loan Trust, CMO (d),
4,313	7.50%, 12/21/26	NR/NR	4,450,244
210	7.50%, 6/19/32	NR/NR	219,141
7,008	7.50%, 6/25/43	NR/NR	7,129,088
413	MASTR Reperforming Loan Trust, 7.00%, 8/25/34, CMO (d)	Aaa/NR	427,500
176	Washington Mutual, Inc., 7.50%, 4/25/33, CMO	NR/AAA	182,035
	Total Mortgage-Backed Securities (cost—$12,710,876)		12,408,008

ASSET-BACKED SECURITIES—0.6%
8,300	Greenpoint Manufactured Housing, 8.30%, 10/15/26 (cost—$7,340,715)	Ca/NR	8,713,042

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

SHORT-TERM INVESTMENTS—9.2%
Commercial Paper—2.5%
Financial Services—2.5%
$38,900	Total Finance, 5.31%, 3/1/07 (cost—$38,900,000)	NR/NR	$38,900,000

Corporate Notes—2.1%
Financial Services—0.1%
356	Beaver Valley II Funding, 8.625%, 6/1/07	Baa3/BBB-	358,065
900	HSBC Finance Corp., 7.875%, 3/1/07	NR/NR	900,000
500	Redwood Capital IX Ltd., 11.614%, 1/9/08, Ser. A, FRN (b)(d)(g)	Ba2/NR	505,075
			1,763,140

Insurance—0.0%
500	Shackleton Reinsurance Ltd., 13.36%, 2/7/08, FRN (b)(d)(g)	Ba3/BB	508,150

Multi-Media—1.8%
20,000	Comcast Cable Communications LLC, 8.375%, 5/1/07	Baa2/BBB+	20,091,540
7,250	Historic TW, Inc., 8.18%, 8/15/07	Baa2/BBB+	7,329,322
			27,420,862

Utilities—0.2%
2,950	Indianapolis Power & Light, 7.375%, 8/1/07	Baa1/BBB-	2,973,170
	Total Corporate Notes (cost—$32,742,359)		32,665,322

U.S. Treasury Bills (h)—1.4%
22,430	4.80-5.04%, 3/1/07-5/31/07 (cost—$22,382,498)		22,381,926

Sovereign Debt Obligations—0.0%
Ukraine—0.0%
93	Republic of Ukraine, 11.00%, 3/15/07 (cost—$93,495)	B1/NR	93,710

Repurchase Agreements—3.2%
46,000	Credit Suisse First Boston, dated 2/28/07, 5.18%, due 3/1/07, proceeds $46,006,619; collateralized by U.S. Treasury Note, 4.50%, due 9/30/11, valued at $47,093,627 including accrued interest		46,000,000
3,967	State Street Bank & Trust Co., dated 2/28/07, 4.90%, due 3/1/07, proceeds $3,967,540; collateralized by Federal Home Loan Bank, 4.125%, due 10/19/07, valued at $4,050,528 including accrued interest		3,967,000
	Total Repurchase Agreements (cost—$49,967,000)		49,967,000
	Total Short Term Investments (cost—$144,085,352)		144,007,958

Contracts/
Notional
Amount		Value*

OPTIONS PURCHASED (i)—0.1%
	Call Options—0.1%
110,200,000	9-Year Interest Rate Swap (OTC) Pay 3-Month USD LIBOR Floating Rate Index strike rate 4.66%, expires 2/21/08	$939,187

	Put Options—0.0%
998	CME Index (OTC) strike price $92.75, expires 3/17/08	2
	Financial Future EuroII90 day (CME),
664	strike price $91, expires 6/18/07	2
1,740	strike price $91, expires 9/17/07	4
270	strike price $91.50, expires 9/17/07	1
2,515	strike price $91.75, expires 3/17/08	6
507	strike price $92, expires 3/17/08	1
18	strike price $92.50, expires 3/17/08	—
110,200,000	9-Year Interest Rate Swap (OTC) Pay 3-Month USD LIBOR Floating Rate Index strike rate 5.84%, expires 2/21/08	414,500
		414,516
	Total Options Purchased (cost—$1,277,342)	1,353,703
	Total Investments (cost—$1,461,649,278)—100.0%	$1,569,766,591

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans, are valued at fair-value pursuant to procedures approved by the Board of Trustees. Such procedures include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement. Restricted as to resale and may not have a readily available market.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after February 28, 2007.
(f)	Security in default.
(g)	Fair-valued security. Securities with an aggregate value of $7,415,015, representing 0.47% of net assets, have been fair valued.
(h)	All or partial amount segregated as collateral for futures contracts.
(i)	Non-income producing.

Glossary:
£ - British Pound
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on February 28, 2007.
LIBOR - London Inter-Bank Offered Rate
MBS - Mortgage-Backed Securities
NR - Not Rated
OTC - Over the Counter
UNIT - More than one class of securities traded together.

VRN - Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2007.

Other Investments:

(1) Future contracts outstanding at February 28, 2007:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)

Long:	Financial Future British Pound—90 day	180	$41,621	3/20/08	$60,820
	Financial Future Euro—90 day	3,085	734,616	3/17/08	1,357,785
	Financial Future Euro—90 day	2,396	570,787	6/16/08	2,336,887
	Financial Future Euro—90 day	212	50,514	9/15/08	114,325
	Financial Future Euro—90 day	2,520	600,453	12/15/08	95,638
	Financial Future Euro—90 day	2,291	545,802	3/16/09	(114,550)
Short:	U.S. Treasury Notes 10 yr. Future	(103)	(11,182)	3/21/07	(226,921)
	U.S. Treasury Notes 10 yr. Future	(1,045)	(113,480)	6/20/07	228,594
					$3,852,578

(2) Transactions in options written for the three months ended February 28, 2007:

	Contracts	Premiums
Options outstanding, November 30, 2006	1,378,000,000	$4,431,150
Options terminated in closing purchase transactions	(1,378,000,000)	(4,431,150)
Options outstanding, February 28, 2007	—	$—

(3) Credit default swap contracts outstanding at February 28, 2007:

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Portfolio	(Depreciation)

ABN Amro Bank N.V.
Ford Motor Credit	$2,000	6/20/07	3.10%	$28,998
Bank of America
Dow Jones CDX	23,500	12/20/11	0.40%	17,236
Dow Jones CDX	24,500	12/20/16	(0.65)%	1,079
Ford Motor Credit	10,000	3/20/12	2.55%	708
Barclays Bank
Centex Corp.	5,000	3/20/12	(0.45)%	10,337
BNP Paribas
Masco Corp.	3,100	3/20/17	(0.95)%	(15,257)
Credit Suisse First Boston
GMAC	10,000	3/20/07	2.40%	58,947
Lennar Corp.	3,100	3/20/17	(0.95)%	3,576
Deutsche Bank
Chesapeake Energy	400	3/20/14	1.32%	—
Goldman Sachs
Andarko Petroleum	6,000	3/20/08	0.15%	4,235
Centex	2,300	3/20/17	(0.85)%	5,072
Chesapeake Energy	4,200	3/20/14	1.32%	—
Dow Jones CDX	12,250	12/20/11	0.40%	(5,545)
Dow Jones CDX	7,000	12/20/16	(0.65)%	5,122
Ford Motor Credit	1,000	6/20/07	3.00%	13,993
Pulte Homes	2,300	3/20/17	(0.86)%	20,640
Weyerhaeuser Co.	2,300	3/20/17	(1.02)%	(41,084)
JPMorgan Chase
GMAC	5,000	6/20/07	3.40%	149,234
Lehman Brothers
Chesapeake Energy	6,800	3/20/14	1.16%	(92,516)
Federal Republic of Brazil	5,650	2/20/12	0.93%	6,800
Federal Republic of Brazil	1,500	2/20/17	1.51%	6,013
Ford Motor Credit	5,000	6/20/07	3.28%	77,046

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)

Proctor & Gamble	$10,000	9/20/08	0.07%	$6,500
Tool Brothers	2,300	3/20/17	(1.20)%	(5,447)
United Mexican States	11,000	1/20/17	0.67%	(19,291)
Merrill Lynch
Federation of Russia	10,000	7/20/07	0.40%	12,628
Ford Motor Credit	3,000	6/20/07	3.45%	48,807
Ford Motor Credit	5,000	6/20/07	2.80%	64,908
Morgan Stanley
Federation of Russia	15,000	6/20/07	0.41%	22,874
Federation of Russia	10,000	6/20/07	0.39%	14,496
Ford Motor Credit	7,000	6/20/07	4.00%	126,136
Ford Motor Credit	20,000	9/20/10	4.05%	1,370,314
Ford Motor Credit	2,000	6/20/07	3.40%	32,032
Ford Motor Credit	3,000	6/20/07	3.75%	53,359
Whirlpool	2,300	3/20/17	(0.78)%	58,779
Royal Bank of Scotland
Pulte Homes	7,000	3/20/12	(0.46)%	39,234
UBS
Andarko Petroleum	12,000	9/20/07	0.15%	5,060
Wachovia Securities
Ford Motor Credit	1,000	6/20/07	3.41%	16,067
				$2,101,090

(4) Interest rate swap agreements outstanding at February 28, 2007:

				Rate Type
	Notional			Payments	Payments	Unrealized
Swap	Amount		Termination	made by	received by	Appreciation
Counterparty	(000)		Date	the Fund	the Fund	(Depreciation)

Citigroup	AUD	6,000	1/15/10	6 Month Australian Bank Bill	6.50%	$14,868
Deutsche Bank	AUD	16,500	1/15/10	6 Month Australian Bank Bill	6.50%	41,490
HSBC		£12,900	12/12/35	4.00%	6 Month LIBOR	280,984
Lehman Brothers	$1,700,000		12/18/24	5.77%	3 Month LIBOR	(115,279,739)
Lehman Brothers	1,650,000		12/18/24	3 Month LIBOR	5.70%	89,800,563
Morgan Stanley	AUD	65,000	1/15/10	6 Month Australian Bank Bill	6.50%	162,069
Morgan Stanley	AUD	82,000	1/15/10	6 Month Australian Bank Bill	6.50%	228,432
Royal Bank of Canada	AUD	5,000	1/15/10	6 Month Australian Bank Bill	6.50%	14,634
Royal Bank of Scotland	$740,200		2/25/17	4.66%	3 Month LIBOR	(2,406,184)
Royal Bank of Scotland	740,200		2/25/17	3 Month LIBOR	5.84%	1,824,347
						$(25,318,536)

£ - British Pound
AUD - Australian Dollar
LIBOR - London Inter-Bank Offered Rate

The Portfolio received $14,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5) Forward foreign currency contracts outstanding at February 28, 2007:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	February 28, 2007	(Depreciation)
Purchased:
1,119,000 Canadian Dollar settling 4/5/07	$956,353	$955,363	$(990)
¥ 953,160,000 settling 5/15/07	7,920,690	8,123,888	203,198
Sold:
£ 9,474,000 settling 4/5/07	18,516,554	18,565,983	(49,429)
			$152,779

£ - British Pound
¥ - Japanese Yen

Item 2. Controls and Procedures

(a)

The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits
(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 13, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 13, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 13, 2007